Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 21, 2012
Registrant Name	dei_EntityRegistrantName	Allianz Funds Multi-Strategy Trust
Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 21, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 21, 2012
Allianz AGIC Structured Alpha Fund (First Prospectus Summary) | Allianz AGIC Structured Alpha Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZIIX
Allianz AGIC Structured Alpha Fund (First Prospectus Summary) | Allianz AGIC Structured Alpha Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZIPX
Allianz AGIC Structured Alpha Fund (First Prospectus Summary) | Allianz AGIC Structured Alpha Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZIDX
Allianz AGIC U.S. Equity-Hedged Fund (First Prospectus Summary) | Allianz AGIC U.S. Equity-Hedged Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZUIX
Allianz AGIC U.S. Equity-Hedged Fund (First Prospectus Summary) | Allianz AGIC U.S. Equity-Hedged Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZUPX
Allianz AGIC U.S. Equity-Hedged Fund (First Prospectus Summary) | Allianz AGIC U.S. Equity-Hedged Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZUDX
Allianz NFJ Emerging Markets Value Fund (First Prospectus Summary) | Allianz NFJ Emerging Markets Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZMIX
Allianz NFJ Emerging Markets Value Fund (First Prospectus Summary) | Allianz NFJ Emerging Markets Value Fund | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZMPX
Allianz NFJ Emerging Markets Value Fund (First Prospectus Summary) | Allianz NFJ Emerging Markets Value Fund | Class D
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZMDX
Allianz AGIC Structured Alpha Fund (Second Prospectus Summary) | Allianz AGIC Structured Alpha Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZIAX
Allianz AGIC Structured Alpha Fund (Second Prospectus Summary) | Allianz AGIC Structured Alpha Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZICX
Allianz AGIC U.S. Equity-Hedged Fund (Second Prospectus Summary) | Allianz AGIC U.S. Equity-Hedged Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZUAX
Allianz AGIC U.S. Equity-Hedged Fund (Second Prospectus Summary) | Allianz AGIC U.S. Equity-Hedged Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZUCX
Allianz NFJ Emerging Markets Value Fund (Second Prospectus Summary) | Allianz NFJ Emerging Markets Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZMAX
Allianz NFJ Emerging Markets Value Fund (Second Prospectus Summary) | Allianz NFJ Emerging Markets Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZMCX